Consolidated Statement of Income - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
INTEREST AND DIVIDEND INCOME
Interest and fees on loans		$ 48,513,000	$ 47,896,000
Interest-earning deposits in other institutions		472,000	90,000
Federal funds sold		219,000	3,000
Investment securities:
Taxable interest		1,811,000	1,679,000
Tax-exempt interest		3,707,000	2,565,000
Dividends on stock		184,000	102,000
Total interest and dividend income		54,906,000	52,335,000
INTEREST EXPENSE
Deposits		4,018,000	3,913,000
Short-term borrowings		307,000	0
Other borrowings		404,000	282,000
Total interest expense		4,729,000	4,195,000
NET INTEREST INCOME		50,177,000	48,140,000
Provision for loan losses		0	700,000
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES		50,177,000	47,440,000
NONINTEREST INCOME
(Losses) gains on equity securities	[1]	(173,000)	209,000
Gain on other real estate owned		0	43,000
Earnings on bank-owned life insurance	[1]	459,000	546,000
Gain on sale of loans	[1]	24,000	1,240,000
Revenue from investment services	[2]	674,000	727,000
Gross rental income		951,000	180,000
Total noninterest income		6,746,000	7,249,000
NONINTEREST EXPENSE
Salaries and employee benefits		17,548,000	17,151,000
Occupancy expense		2,033,000	2,048,000
Equipment expense		1,074,000	1,361,000
Data processing costs		3,701,000	3,298,000
Ohio state franchise tax		1,157,000	1,144,000
Federal deposit insurance expense		329,000	494,000
Professional fees		1,500,000	1,313,000
Other real estate owned writedowns		1,200,000	0
Advertising expense		1,033,000	885,000
Software amortization expense		143,000	361,000
Core deposit intangible amortization		372,000	321,000
Gross other real estate owned expenses		707,000	54,000
Merger-related costs		2,382,000	0
Other expense		4,851,000	3,561,000
Total noninterest expense		38,030,000	31,991,000
Income before income taxes		18,893,000	22,698,000
Income taxes		3,220,000	4,065,000
NET INCOME		$ 15,673,000	$ 18,633,000
EARNINGS PER SHARE
Basic (in dollars per share)		$ 2.60	$ 3.01
Diluted (in dollars per share)		$ 2.59	$ 3.00
Deposit Account [Member]
NONINTEREST INCOME
Noninterest income revenue		$ 3,850,000	$ 3,425,000
Financial Service, Other [Member]
NONINTEREST INCOME
Noninterest income revenue		$ 961,000	$ 879,000

[1]	Not within scope of ASC 606
[2]	From services offered by the Company through it's servicing partnership with LPL Financial